SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF OPTION ACTIVITY FOR OPTIONS TO EMPLOYEES, OFFICERS AND DIRECTORS
(2)	The following table summarizes the option activity for options to employees, officers and directors:

	For the year ended December 31,
	2024			2023			2022
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price (*)	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life
		$			$			$
Outstanding as of beginning of period	296,709	16.32	6.16	237,612	17.6	8.2	158,109	49.12	7.5
Granted	—	—	—	68,739	14.8	9.75	132,361	14.8
Exercised	—	—	—	—	—	—	(209)	49.12
Forfeited or expired	(115,784)	14.8		(9,642)	14.8		(52,649)	49.12

Outstanding as of end of period	180,925	17.13	6.79	296,709	16.32	6.16	237,612	17.6	8.2
Exercisable as of end of period	137,139	17.87	6.28	157,394	17.44	4.12	100,633	19.68	6.6

(*)	Regarding repricing during 2022, see Note 9E(4)(g) below.

SCHEDULE OF RSUs ACTIVITY
Year ended December 31, 2024	RSUs

Unvested at beginning of year	—
Granted	3,006,000
Vested	(227,647)
Forfeited	(149,000)
Unvested at ending of year	2,629,353

SCHEDULE OF SHARE-BASED PAYMENT EXPENSE RELATED TO OPTIONS

The total share-based payment expense related to options, shares and RSUs granted to employees and service providers comprised, at each period, as follows:

	Year ended December 31,
	2024	2023	2022

Cost of revenues	(*)	—	$8
Other financing expenses	152	—	—
Research and development	120	61	174
General and administrative	126	212	323
Total share-based payment expense	$398	$273	$505

(*)	Represents an amount less than $1.